UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act File Number 811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Joseph N. Pappo
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: September 30, 2010

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Lotsoff Capital Management Investment Trust Micro Cap Fund Annual Report September 30, 2010

Lotsoff Capital Management Investment Trust
Micro Cap Fund

September 30, 2010

Dear Shareholders:

We are pleased to present the annual report of the Lotsoff Capital Management Micro Cap Fund (the “Fund”) for the year ended September 30, 2010. The table below illustrates the Fund’s performance relative to several broad market indexes over this period.

Total Returns as of September 30, 2010

	Six	One	Three	Five	Since
	Months	Year	Year	Year	Inception*
	(cumulative)	(annualized)	(annualized)	(annualized)	(annualized)
Micro Cap Fund	-0.13%	10.21%	-11.57%	-4.68%	-0.47%
Russell Microcap™ Index	-1.74%	7.43%	-8.49%	-2.09%	1.08%
Russell 2000® Index	0.25%	13.35%	-4.29%	1.60%	4.57%
Standard & Poors 500® Index	-1.42%	10.16%	-7.16%	0.64%	3.23%
Annual Operating Expenses**	1.96%

*	Inception Date: November 7, 2003
**	Annual Operating Expenses are reflective of information disclosed in the Fund’s Prospectus dated January 29, 2010 and may differ from the expense ratio disclosed in this report.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

The Russell Microcap™ Index includes the smallest 1000 securities in the small-cap Russell 2000® Index plus the next 1000 securities.  The Russell 2000® Index is comprised of the smallest 2000 companies in the Russell 3000® Index.  The Russell 3000® Index is comprised of the 3000 largest U.S. companies based on market capitalization.  The S&P 500® Index is a broad unmanaged index generally considered as representative of the U.S. equity market.  All Indexes are unmanaged and returns include reinvested dividends.  You cannot invest directly in an index.

The economy and the markets continued to recover slowly during the year ended September 30, 2010. The market appears to have shaken off the “fear trade” for the time being and delivered strong performance - particularly in the third quarter. The concerns over rising deficits in Europe, high unemployment, and slowing domestic growth prospects have given way to an increasing belief that we are on the path, albeit slow path, to a more sustainable recovery. Fears of a double-dip recession seem to have subsided, as a number of economic indicators came in better than expected while corporate earnings remained fairly strong. The Federal Reserve is likely to remain committed to low interest rates to help banks and consumers de-lever themselves. Among other factors, cost cutting and vastly improved productivity measures continue to support earnings, even though strong sales growth has yet to materialize. We believe this should translate to modest, but positive, growth for the economy.

The Fund’s performance for the twelve-month period ended September 30, 2010 was 2.78% higher than the Russell Microcap™ Index. The following table illustrates the Fund’s relative performance by sector during this period.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Lotsoff Capital Management Micro Cap Fund versus Russell Micro Cap™ Index
Performance Attribution Twelve Months Ended September 30, 2010

Active Return Effect By Sector
Consumer Discretionary	-0.07%	Industrials	0.57%
Consumer Staples	-0.16%	Information Technology	-0.39%
Energy	0.09%	Materials	0.79%
Financials	2.11%	Telecommunication Services	-0.11%
Health Care	0.08%	Utilities	-0.13%

As illustrated in the table above, five of the ten sectors contributed to our relative outperformance with the best performance coming from Financials, Materials and Industrials. Conversely, the Fund’s positions in the Information Technology, Consumer Staples and Utilities sectors detracted from relative performance for the year.

We continue to think that the Fund’s holdings remain very attractive. We not only have a significant value advantage throughout the portfolio, but we believe our names also have greater growth potential than the benchmark. We have moved into high quality franchises with potential for excellent longer term growth prospects, so the opportunity for absolute and relative positive returns appears strong. We have also reduced the exposure to companies with significant refinance risk or high debt/equity ratios. We are focusing on names that should not need to recapitalize, as capital funding can be challenging to obtain in this environment. While performance across sectors remains muted, we continue to focus on finding attractive opportunities with favorable risk/reward exposures. Ultimately, we believe our current positions will continue to perform well and should benefit from the continuing economic recovery.

Even after what appeared to be a terrific third quarter rally, we feel the equity markets are priced conservatively, at least relative to historical metrics and other investments. While credit at 7% is attractive, so is a stock market with an 8% earnings yield and some growth potential. Considering the accommodating Federal Reserve and low multiples, it seems likely that those willing to take equity exposure should be rewarded, even if the economy muddles forward.

We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.

Sincerely,

Donald W. Reid, Ph. D.
Chief Investment Officer

This material is not authorized for use unless accompanied or preceded by a prospectus.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Index Comparison (Unaudited)

Comparison of a Hypothetical $10,000 Investment in the Lotsoff Capital
Management Micro Cap Fund, Russell MicrocapTM Index*, and Russell 2000® Index*

Total returns**
For the periods ended September 30, 2010

			Average Annual
			Since Inception
	One Year	Five Year	(11/7/03 to 9/30/10)
Lotsoff Micro Cap Fund	10.21%	-4.68%	-0.47%
Russell MicrocapTM Index	7.43%	-2.09%	1.08%
Russell 2000® Index	13.35%	1.60%	4.57%

*
The Russell MicrocapTM Index includes the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities.  The Russell 2000® Index is comprised of the smallest 2000 companies in the Russell 3000® Index.  The Russell 3000® Index is comprised of the 3000 largest U.S. companies based on market capitalization.  All Indexes are unmanaged and returns include reinvested dividends.

**
The performance quoted here represents past performance and is not a guarantee of future results.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Amounts shown do not reflect the deduction of taxes that a shareholder on fund distributions or the redemption of fund shares.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Investments by Sector (Unaudited)
(As a Percentage of Long-Term Investments)
September 30, 2010

Consumer Discretionary	11.7%
Consumer Staples	2.3
Energy	5.5
Financials	23.0
Health Care	18.7
Industrials	11.9
Information Technology	22.5
Materials	3.5
Miscellaneous	0.1
Telecommunication Services	0.6
Utilities	0.2

Total	100.0%

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2010

Number
of Shares			Value
	COMMON STOCK	99.64%

	ADVERTISING	0.57%
17,800	APAC Customer Services, Inc.*		$100,748

	AEROSPACE & DEFENSE	1.48%
3,200	Astronics Corp.*		55,840
1,000	Ducommun, Inc.		21,780
5,000	Herley Industries, Inc.*		82,500
1,900	Innovative Solutions & Support, Inc.*		9,291
5,900	LMI Aerospace, Inc.*		93,928
			263,339

	APPAREL	1.71%
2,400	G-III Apparel Group Ltd.*		75,312
16,200	Joe’s Jeans, Inc.*		34,182
1,750	Perry Ellis International, Inc.*		38,238
6,400	Rocky Brands, Inc.*		48,768
750	Steven Madden Ltd.*		30,795
3,600	True Religion Apparel, Inc.*		76,824
			304,119

	AUTO PARTS & EQUIPMENT	2.57%
2,200	Dorman Products, Inc.*		67,804
1,772	Exide Technologies*		8,488
2,100	Fuel Systems Solutions, Inc.*		82,131
2,100	Miller Industries, Inc.		28,413
3,800	Motorcar Parts of America, Inc.*		32,984
2,900	SORL Auto Parts, Inc.*		25,114
17,775	Spartan Motors, Inc.		82,476
3,100	Strattec Security Corp.*		77,314
1,300	Superior Industries International, Inc.		22,464
3,400	Wonder Auto Technology, Inc.*		28,934
			456,122

	BANKS	8.49%
5,900	American River Bankshares*		37,170
12,400	Banco Latinoamericano de Comercio Exterior S.A. †		179,180
8,500	Bank of Commerce Holdings		33,150
2,100	Bank of Marin Bancorp		67,704
9,700	Banner Corp.		20,952
19,800	Center Financial Corp.*		100,782
1,200	Columbia Banking System, Inc.		23,580
6,500	Community Capital Corp.*		20,670
4,400	Crescent Financial Corp.*		11,880
5,500	Enterprise Financial Services Corp.		51,150
2,800	First Bancorp		38,136

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	BANKS (continued)
4,300	First Busey Corp.		$19,565
10,300	First Merchants Corp.		78,589
2,650	First of Long Island Corp.		66,197
2,966	Firstbank Corp.		13,999
4,500	Heritage Oaks Bancorp*		14,985
2,900	Horizon Bancorp		66,671
5,200	MetroCorp Bancshares, Inc.*		14,612
1,100	Midsouth Bancorp, Inc.		15,565
3,200	MidWestOne Financial Group, Inc.		46,912
5,000	New Century Bancorp, Inc.*		20,400
5,300	Oriental Financial Group, Inc. †		70,490
3,000	Pacific Continental Corp.		27,150
1,033	Peoples Bancorp of North Carolina, Inc.		5,000
3,500	Peoples Financial Corp.		48,650
1	Porter Bancorp, Inc.		10
1,700	Savannah Bancorp, Inc.		15,742
900	SCBT Financial Corp.		28,071
20,100	Seacoast Banking Corp. of Florida*		24,522
7,900	Southern National Bancorp of Virginia, Inc.*		57,196
1,365	Southside Bancshares, Inc.		25,785
4,900	Southwest Bancorp, Inc.		63,553
4,700	Texas Capital Bancshares, Inc.*		81,169
11,800	United Community Banks, Inc.*		26,432
4,972	Virginia Commerce Bancorp*		24,164
5,600	West Coast Bancorp*		12,768
5,900	Western Alliance Bancorp*		39,530
2,400	Wilshire Bancorp, Inc.		15,696
			1,507,777

	BEVERAGES	0.12%
600	Peet’s Coffee & Tea, Inc.*		20,538

	BIOTECHNOLOGY	5.55%
1,700	Affymax, Inc.*		10,115
13,700	Ariad Pharmaceuticals, Inc.*		52,334
27,900	Arqule, Inc.*		143,685
11,600	Athersys, Inc.*		35,612
35,150	Celldex Therapeutics, Inc.*		140,600
10,400	Chelsea Therapeutics International, Inc.*		53,248
7,300	Curis, Inc.*		10,001
10,200	Cytokinetics, Inc.*		26,928
11,000	Dynavax Technologies Corp.*		20,130
3,000	Emergent Biosolutions, Inc.*		51,780
8,200	Immunomedics, Inc.*		26,404
2,400	InterMune, Inc.*		32,688
3,300	Medicines Co.*		46,860
8,600	Micromet, Inc.*		57,792

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	BIOTECHNOLOGY (continued)
3,500	Momenta Pharmaceuticals, Inc.*		$52,675
3,100	Nanosphere, Inc.*		15,593
7,500	NPS Pharmaceuticals, Inc.*		51,300
58,900	SuperGen, Inc.*		123,101
15,300	Vical, Inc.*		34,119
			984,965

	BUILDING MATERIALS	0.43%
1,500	AAON, Inc.		35,280
1,400	Apogee Enterprises, Inc.		12,810
4,400	LSI Industries, Inc.		28,248
			76,338

	CHEMICALS	1.54%
2,700	Aceto Corp.		18,333
2,400	Balchem Corp.		74,064
900	Hawkins, Inc.		31,878
2,100	Innophos Holdings, Inc.		69,510
500	Quaker Chemical Corp.		16,280
3,100	ShengdaTech, Inc.*		16,368
800	Stepan Co.		47,288
			273,721

	COMMERCIAL SERVICES	2.40%
2,700	Cardtronics, Inc.*		41,661
1,100	CPI Corp.		28,468
800	Dollar Financial Corp.*		16,696
4,100	Hill International, Inc.*		18,368
1,400	Huron Consulting Group, Inc.*		30,786
3,000	Kenexa Corp.*		52,560
3,600	Lincoln Educational Services Corp.*		51,876
3,300	Medifast, Inc.*		89,529
4,500	Perceptron, Inc.*		20,115
1,400	Providence Service Corp.*		22,946
3,700	StarTek, Inc.*		15,466
1,000	Steiner Leisure Ltd.* †		38,100
			426,571

	COMPUTERS	4.53%
17,200	Ciber, Inc.*		51,772
4,700	Cogo Group, Inc.*		29,046
3,700	Cray, Inc.*		24,420
2,900	Dynamics Research Corp.*		29,812
11,900	EasyLink Services International Corp. – Class A*		30,940
2,200	Hutchinson Technology, Inc.*		7,634
2,300	iGate Corp.		41,722

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	COMPUTERS (continued)
3,700	Integral Systems, Inc.*		$27,306
5,700	LivePerson, Inc.*		47,880
12,100	Magma Design Automation, Inc.*		44,770
2,100	NCI, Inc. – Class A*		39,732
6,400	Ness Technologies, Inc.*		28,800
2,600	Netscout Systems, Inc.*		53,326
4,100	Radiant Systems, Inc.*		70,110
4,100	Radisys Corp.*		38,622
1,300	Rimage Corp.*		21,372
7,700	Smart Modular Technologies WWH, Inc.* †		46,431
2,300	Stratasys, Inc.*		63,756
3,400	Super Micro Computer, Inc.*		35,326
3,100	Virtusa Corp.*		30,039
2,800	Xyratex Ltd.* †		41,552
			804,368

	DISTRIBUTION/WHOLESALE	0.95%
2,600	Core-Mark Holding Co., Inc.*		80,496
900	MWI Veterinary Supply, Inc.*		51,948
14,100	Navarre Corp.*		36,660
			169,104

	DIVERSIFIED FINANCIAL SERVICES	1.89%
2,500	Asta Funding, Inc.		19,075
2,100	Calamos Asset Management, Inc. – Class A		24,150
13,100	JMP Group, Inc.		79,910
1,800	National Financial Partners Corp.*		22,806
7,800	Sanders Morris Harris Group, Inc.		44,148
3,300	World Acceptance Corp.*		145,728
			335,817

	ELECTRICAL COMPONENTS & EQUIPMENT	1.39%
12,200	Advanced Battery Technologies, Inc.*		43,798
2,300	Coleman Cable, Inc.*		13,777
5,200	Energy Conversion Devices, Inc.*		26,104
600	Graham Corp.		9,312
2,700	Harbin Electric, Inc.*		48,303
4,200	Insteel Industries, Inc.		37,716
2,200	Powell Industries, Inc.*		68,464
			247,474

	ELECTRONICS	4.31%
1,300	American Science & Engineering, Inc.		95,745
2,500	Analogic Corp.		112,200
2,300	Bel Fuse, Inc. – Class B		47,886
4,500	Electro Scientific Industries, Inc.*		49,995

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	ELECTRONICS (continued)
1,400	FARO Technologies, Inc.*		$30,534
3,000	Keithley Instruments, Inc.		64,530
2,900	LoJack Corp.*		11,078
1,600	Methode Electronics, Inc.		14,528
4,200	NAM TAI Electronics, Inc.* †		19,404
5,300	NU Horizons Electronics Corp.*		36,835
900	NVE Corp.*		38,727
900	Orbotech Ltd.* †		8,982
1,400	OSI Systems, Inc.*		50,848
2,400	Rofin-Sinar Technologies, Inc.*		60,912
2,500	Sonic Solutions, Inc.*		28,450
1,400	SRS Labs, Inc.*		13,076
6,600	Sypris Solutions, Inc.*		20,460
6,300	X-Rite, Inc.*		23,877
3,800	Zygo Corp.*		37,240
			765,307

	ENERGY - ALTERNATE SOURCES	0.41%
2,800	Comverge, Inc.*		22,008
9,200	Headwaters, Inc.*		33,120
1,200	Ocean Power Technologies, Inc.*		6,180
31,700	Plug Power, Inc.*		12,110
			73,418

	ENGINEERING & CONSTRUCTION	0.86%
900	Dycom Industries, Inc.*		8,991
2,100	Exponent, Inc.*		70,539
400	Michael Baker Corp.*		13,184
1,700	VSE Corp.		59,959
			152,673

	ENTERTAINMENT	0.51%
3,900	Carmike Cinemas, Inc.*		34,008
1,300	Rick’s Cabaret International, Inc.*		9,464
5,600	Shuffle Master, Inc.*		47,096
			90,568

	ENVIRONMENTAL CONTROL	0.40%
1,400	U.S. Ecology Corp.		22,400
8,000	Ceco Environmental Corp.*		47,920
			70,320

	FOOD	1.62%
5,700	B&G Foods, Inc.		62,244
2,000	Chiquita Brands International, Inc.*		26,480
7,900	Inventure Foods, Inc.*		29,783

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	FOOD (continued)
1,700	Nash Finch Co.		$72,318
1,900	Overhill Farms, Inc.*		8,664
13,900	Smart Balance, Inc.*		53,932
2,300	Spartan Stores, Inc.		33,350
			286,771

	FOREST PRODUCTS & PAPER	0.79%
4,700	Buckeye Technologies, Inc.		69,137
3,400	KapStone Paper and Packaging Corp.*		41,276
3,700	Wausau Paper Corp.*		30,673
			141,086

	GAS	0.10%
500	Chesapeake Utilities Corp.		18,110

	HEALTHCARE - PRODUCTS	3.62%
5,900	Caliper Life Sciences, Inc.*		23,541
7,100	CardioNet, Inc.*		32,021
3,000	Cynosure, Inc. – Class A*		30,630
4,900	Insulet Corp.*		69,286
4,500	Kensey Nash Corp.*		130,005
2,800	LeMaitre Vascular, Inc.*		19,740
4,400	Natus Medical, Inc.*		64,108
3,000	Orthofix International N.V.* †		94,260
9,400	Orthovita, Inc.*		21,338
11,700	Solta Medical, Inc.*		23,400
1,900	SonoSite, Inc.*		63,669
5,000	Spectranetics Corp.*		27,100
4,300	Syneron Medical Ltd.* †		42,656
			641,754

	HEALTHCARE - SERVICES	2.17%
8,475	Allied Healthcare International, Inc.*		21,187
1,900	Almost Family, Inc.*		56,297
2,900	American Dental Partners, Inc.*		34,974
19,300	Continucare Corp.*		81,060
600	Genoptix, Inc.*		8,520
2,000	Gentiva Health Services, Inc.*		43,700
3,500	LHC Group, Inc.*		81,165
1,333	NovaMed, Inc.*		12,917
5,300	Skilled Healthcare Group, Inc. – Class A*		20,829
1,500	U.S. Physical Therapy, Inc.*		25,080
			385,729

	HOME BUILDERS	0.25%
11,100	Standard Pacific Corp.*		44,067

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	HOME FURNISHINGS	0.21%
6,900	Furniture Brands International, Inc.*		$37,122

	HOUSEHOLD PRODUCTS/WARES	0.60%
1,500	Helen of Troy Ltd.* †		37,935
2,700	Kid Brands, Inc.*		23,220
3,700	Prestige Brands Holdings, Inc.*		36,593
1,200	Summer Infant, Inc.*		9,384
			107,132

	INSURANCE	4.63%
5,900	American Equity Investment Life Holding Co.		60,416
900	American Physicians Service Group, Inc.		29,115
7,300	Amerisafe, Inc.*		137,094
11,500	Amtrust Financial Services, Inc.		166,980
1,700	First Mercury Financial Corp.		17,136
1,000	Hallmark Financial Services, Inc.*		8,740
2,975	Life Partners Holdings, Inc.		56,614
23,600	Maiden Holdings Ltd. †		179,596
8,800	Meadowbrook Insurance Group, Inc.		78,936
3,100	Radian Group, Inc.		24,242
2,708	Tower Group, Inc.		63,232
			822,101

	INTERNET	4.44%
9,600	1-800-Flowers.com, Inc. – Class A*		18,144
5,500	Bidz.com, Inc.*		9,075
9,200	Drugstore.Com, Inc.*		17,664
1,800	ePlus, Inc.*		38,610
1,000	Global Sources Ltd.* †		7,550
24,200	HealthStream, Inc.*		128,744
6,200	Internap Network Services Corp.*		30,442
3,500	Internet Brands, Inc. – Class A*		46,480
4,100	Internet Capital Group, Inc.*		45,223
2,500	Keynote Systems, Inc.		29,050
3,200	Liquidity Services, Inc.*		51,232
2,600	Local.com Corp.*		11,492
4,600	Orbitz Worldwide, Inc.*		28,980
6,300	PC-Tel, Inc.*		38,682
4,800	Perficient, Inc.*		43,872
5,000	S1 Corp.*		26,050
14,710	TeleCommunication Systems, Inc. – Class A*		57,516
4,000	Terremark Worldwide, Inc.*		41,360
7,800	TheStreet.com, Inc.		21,918
6,300	U.S. Auto Parts Network, Inc.*		51,660
8,100	Web.com Group, Inc.*		44,550
			788,294

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	INVESTMENT MANAGEMENT COMPANIES	1.30%
2,400	Arlington Asset Investment Corp. – Class A		$55,944
2,100	Fifth Street Finance Corp.		23,394
3,600	PennantPark Investment Corp.		38,196
4,777	Prospect Capital Corp.		46,385
6,499	TICC Capital Corp.		67,264
			231,183

	IRON/STEEL	0.21%
1,500	Universal Stainless & Alloy*		36,840

	LEISURE TIME	0.28%
13,400	Multimedia Games, Inc.*		49,580

	LODGING	0.38%
19,900	Century Casinos, Inc.*		41,193
2,600	Full House Resorts, Inc.*		8,164
10,100	MTR Gaming Group, Inc.*		18,079
			67,436

	MACHINERY - DIVERSIFIED	1.07%
3,800	Alamo Group, Inc.		84,854
4,800	Intevac, Inc.*		48,048
5,053	Tecumseh Products Co. – Class B*		56,543
			189,445

	MEDIA	0.97%
2,800	Acacia Research - Acacia Technologies*		49,280
900	DG FastChannel, Inc.*		19,575
3,400	Dolan Media Co.*		38,658
6,400	Journal Communications, Inc. – Class A*		28,864
2,700	McClatchy Co. – Class A*		10,611
14,000	New Frontier Media, Inc.*		24,920
			171,908

	METAL FABRICATE/HARDWARE	0.20%
2,000	Northwest Pipe Co.*		35,000

	MINING	0.70%
2,500	Capital Gold Corp.*		12,075
1,600	Century Aluminum Co.*		21,072
1,200	Kaiser Aluminum Corp.		51,348
9,800	North American Palladium Ltd.* †		40,572
			125,067

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	MISCELLANEOUS MANUFACTURING	1.65%
1,200	AZZ, Inc.		$51,408
2,400	Ceradyne, Inc.*		56,040
1,600	FreightCar America, Inc.		39,360
10,800	GP Strategies Corp.*		98,172
2,300	Lydall, Inc.*		16,928
1,300	Sturm Ruger & Co., Inc.		17,732
1,500	Synalloy Corp.		12,825
			292,465

	OIL & GAS	3.82%
2,300	ATP Oil & Gas Corp.*		31,395
8,500	BPZ Resources, Inc.*		32,555
2,500	Carrizo Oil & Gas, Inc.*		59,850
5,000	Crimson Exploration, Inc.*		14,250
20,310	Gastar Exploration Ltd.* †		81,646
1,500	Georesources, Inc.*		23,850
5,700	GMX Resources, Inc.*		27,702
2,800	Gulfport Energy Corp.*		38,752
6,900	Hercules Offshore, Inc.*		18,285
13,800	Kodiak Oil & Gas Corp.* †		46,782
9,600	Magnum Hunter Resources Corp.*		39,744
10,600	Petroquest Energy, Inc.*		64,554
6,200	Pioneer Drilling Co.*		39,556
4,400	Resolute Energy Corp.*		48,664
3,300	Rex Energy Corp.*		42,240
9,300	Vaalco Energy, Inc.*		53,382
9,200	Vantage Drilling Co.* †		14,720
			677,927

	OIL & GAS SERVICES	1.62%
1,100	Dawson Geophysical Co.*		29,315
1,400	Gulf Island Fabrication, Inc.		25,480
6,900	Matrix Service Co.*		60,375
1,100	OYO Geospace Corp.*		63,668
2,100	T-3 Energy Services, Inc.*		54,915
2,200	Tesco Corp.* †		26,466
3,000	Willbros Group, Inc.*		27,510
			287,729

	PACKAGING & CONTAINERS	0.11%
1,700	UFP Technologies, Inc.*		20,009

	PHARMACEUTICALS	5.34%
4,200	Acadia Pharmaceuticals, Inc.*		3,827
5,400	Allos Therapeutics, Inc.*		25,488
4,450	Animal Health International, Inc.*		12,238

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	PHARMACEUTICALS (continued)
2,800	Ardea Biosciences, Inc.*		$64,400
9,100	Array Biopharma, Inc.*		29,393
3,000	Depomed, Inc.*		13,440
7,700	Dusa Pharmaceuticals, Inc.*		18,865
22,500	Dyax Corp.*		53,325
5,000	Idenix Pharmaceuticals, Inc.*		15,500
6,700	Inspire Pharmaceuticals, Inc.*		39,865
5,900	ISTA Pharmaceuticals, Inc.*		24,190
2,600	MAP Pharmaceuticals, Inc.*		39,780
27,300	Myrexis, Inc.*		105,378
750	Neogen Corp.*		25,387
3,200	Obagi Medical Products, Inc.*		33,600
11,500	Orexigen Therapeutics, Inc.*		68,195
5,800	Pozen, Inc.*		41,064
1,400	Questcor Pharmaceuticals, Inc.*		13,888
4,900	Rigel Pharmaceuticals, Inc.*		41,209
5,600	Santarus, Inc.*		16,856
5,700	Spectrum Pharmaceuticals, Inc.*		23,769
34,150	Sucampo Pharmaceuticals, Inc. – Class A*		128,062
3,723	Targacept, Inc.*		83,172
4,100	Vivus, Inc.*		27,429
			948,320

	REAL ESTATE INVESTMENT TRUSTS	3.29%
2,100	American Capital Agency Corp.		55,797
7,200	Anworth Mortgage Asset Corp.		51,336
1,000	Apollo Commercial Real Estate Finance, Inc.		16,070
9,300	Arbor Realty Trust, Inc.*		46,872
7,300	CapLease, Inc.		40,807
4,200	Capstead Mortgage Corp.		45,654
8,800	Cypress Sharpridge Investments, Inc.		117,480
3,100	Education Realty Trust, Inc.		22,165
4,700	FelCor Lodging Trust, Inc.*		21,620
1,600	First Potomac Realty Trust		24,000
10,300	NorthStar Realty Finance Corp.		38,522
5,600	Resource Capital Corp.		35,560
5,700	Two Harbors Investment Corp.		51,414
2,000	U-Store-It Trust		16,700
			583,997

	REAL ESTATE MANAGEMENT	0.22%
10,800	Thomas Properties Group, Inc.*		38,556

	RETAIL	2.89%
6,100	America’s Car-Mart, Inc.*		153,598
120	Biglari Holdings, Inc.*		39,438
1,900	Caribou Coffee Co., Inc.*		19,760

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	RETAIL (continued)
4,900	Carrols Restaurant Group, Inc.*		$25,970
3,400	Conn’s, Inc.*		15,810
6,100	Denny’s Corp.*		18,971
2,000	Ezcorp, Inc. – Class A*		40,080
900	First Cash Financial Services, Inc.*		24,975
1,400	Fuqi International, Inc.*		9,100
3,200	PetMed Express, Inc.		56,000
9,200	Ruth’s Hospitality Group, Inc.*		36,892
3,000	Shoe Carnival, Inc.*		60,660
1,400	Stein Mart, Inc.*		12,362
			513,616

	SAVINGS & LOANS	2.47%
2,400	BofI Holding, Inc.*		28,488
1,600	First Financial Holdings, Inc.		17,824
4,000	First Pactrust Bancorp, Inc.		42,800
8,900	First Place Financial Corp.*		33,642
2,900	Flushing Financial Corp.		33,524
2,550	HopFed Bancorp, Inc.		23,460
3,100	Indiana Community Bancorp		40,083
1,400	MutualFirst Financial, Inc.		10,766
4,700	NASB Financial, Inc.		77,785
1,600	Pacific Premier Bancorp, Inc.*		7,264
12,600	Provident Financial Holdings, Inc.		73,710
500	Teche Holding Co.		15,595
1,400	Territorial Bancorp, Inc.		23,562
2,600	Timberland Bancorp, Inc.		10,478
			438,981

	SEMICONDUCTORS	4.87%
10,200	Advanced Analogic Technologies, Inc.*		35,802
8,700	Anadigics, Inc.*		52,983
2,100	ATMI, Inc.*		31,206
7,300	AuthenTec, Inc.*		12,118
5,800	AXT, Inc.*		38,396
2,800	Ceva, Inc.*		40,040
3,700	Cohu, Inc.		46,583
3,700	DSP Group, Inc.*		25,900
14,100	Emcore Corp.*		11,294
5,900	Exar Corp.*		35,341
5,700	GSI Technology, Inc.*		32,661
6,481	Integrated Silicon Solution, Inc.*		55,802
2,000	IXYS Corp.*		19,100
13,400	Kopin Corp.*		47,570
8,200	Lattice Semiconductor Corp.*		38,950
4,700	Mindspeed Technologies, Inc.*		36,519
4,700	O2Micro International Ltd. ADR* †		28,717

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	SEMICONDUCTORS (continued)
8,200	PLX Technology, Inc.*		$29,684
3,000	Richardson Electronics Ltd.		31,500
3,300	Rudolph Technologies, Inc.*		27,423
3,700	Sigma Designs, Inc.*		42,513
10,400	Silicon Image, Inc.*		49,712
2,400	Ultratech, Inc.*		41,040
1,800	Volterra Semiconductor Corp.*		38,736
2,000	Zoran Corp.*		15,280
			864,870

	SOFTWARE	3.66%
6,500	Actuate Corp.*		33,475
6,050	Bottomline Technologies, Inc.*		92,928
4,100	China TransInfo Technology Corp.*		26,117
15,200	Descartes Systems Group, Inc.* †		97,432
4,900	Digi International, Inc.*		46,501
1,600	Ebix, Inc.*		37,520
4,000	GSE Systems, Inc.*		13,480
2,900	inContact, Inc.*		6,728
2,600	Interactive Intelligence, Inc.*		45,760
2,100	Medidata Solutions, Inc.*		40,320
1,800	Opnet Technologies, Inc.		32,670
3,700	RightNow Technologies, Inc.*		72,890
7,500	Smith Micro Software, Inc.*		74,550
17,200	Trident Microsystems, Inc.*		29,412
			649,783

	TELECOMMUNICATIONS	3.61%
3,800	Anaren, Inc.*		63,802
2,100	Applied Signal Technology, Inc.		52,248
8,800	BigBand Networks, Inc.*		24,992
2,600	China Information Technology, Inc.*		12,662
1,500	Consolidated Communications Holdings, Inc.		28,005
1,200	EMS Technologies, Inc.*		22,356
3,900	Globecomm Systems, Inc.*		32,643
5,900	Harmonic, Inc.*		40,592
2,700	HickoryTech Corp.		23,031
7,800	Hypercom Corp.*		50,700
1,600	Knology, Inc.*		21,488
4,700	Oplink Communications, Inc.*		93,248
800	Preformed Line Products Co.		27,896
2,900	Sierra Wireless, Inc.* †		30,073
8,127	Symmetricom, Inc.*		46,486
1,000	Telestone Technologies Corp.*		10,840
1,350	Tessco Technologies, Inc.		20,345
1,000	USA Mobility, Inc.		16,030

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2010

Number
of Shares			Value
	TELECOMMUNICATIONS (continued)
9,200	Vonage Holdings Corp.*		$23,460
			640,897

	TOYS/GAMES/HOBBIES	0.22%
1,300	JAKKS Pacific, Inc.*		22,932
2,800	Leapfrog Enterprises, Inc.*		15,344
			38,276

	TRANSPORTATION	2.04%
5,200	Air Transport Services Group, Inc.*		31,668
2,200	CAI International, Inc.*		33,374
3,500	Dynamex, Inc.*		53,375
41,200	Express-1 Expedited Solutions, Inc.*		77,456
7,600	Horizon Lines, Inc. – Class A		31,920
2,400	PAM Transportation Services, Inc.*		30,192
12,926	Paragon Shipping, Inc. – Class A †		50,928
18,474	Star Bulk Carriers Corp. †		52,651
			361,564

	TRUCKING & LEASING	0.10%
1,100	Greenbrier Cos., Inc.*		17,149

	WATER	0.08%
1,400	Consolidated Water Co., Inc. †		13,272

	TOTAL COMMON STOCK (Cost $16,866,618)		17,689,323

	EXCHANGE-TRADED FUNDS	0.12%
317	iShares Russell 2000 Index Fund		21,388

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,627)		21,388

	MONEY MARKET FUNDS	0.07%
11,849	Federated Prime Obligations Fund		11,849

	TOTAL MONEY MARKET FUNDS (Cost $11,849)		11,849

	TOTAL INVESTMENTS (Cost $16,899,094)	99.83%	17,722,560

	Other Assets less Liabilities	0.17%	30,903

	NET ASSETS	100.00%	$17,753,463

*	Non-income producing security.
†	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
ADR – American Depositary Receipt

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Assets and Liabilities
September 30, 2010

ASSETS:
Investments at value (cost $16,899,094)	$17,722,560
Receivable for securities sold	90,246
Receivable for capital stock sold	1,225
Receivable for interest and dividends	23,154
Prepaid expenses	21,645

Total assets	17,858,830

LIABILITIES:
Payable for securities purchased	21,300
Payable for capital stock redeemed	15,096
Accrued investment advisory fees	13,462
Accrued custody fees	7,997
Accrued audit fees	16,000
Accrued trustees’ fees	9,000
Accrued administration and fund accounting fees	6,164
Accrued legal fees	3,008
Accrued printing expenses	6,161
Accrued transfer agent fees and expenses	4,659
Accrued other expenses	2,520

Total liabilities	105,367

NET ASSETS	$17,753,463

NET ASSETS CONSIST OF:
Paid-in-capital	$108,831,213
Accumulated net realized loss on investments	(91,901,216)
Net unrealized appreciation on investments	823,466

NET ASSETS	$17,753,463

SHARES OUTSTANDING, no par value
(Unlimited shares authorized)	2,284,762

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$7.77

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Operations
For the Year Ended September 30, 2010

INVESTMENT INCOME:
Interest income	$156
Dividend income	267,539

Total investment income	267,695

EXPENSES:
Investment advisory fees	239,490
Administration and fund accounting fees	82,479
Legal fees	46,249
Custody fees	45,992
Trustees’ fees	39,267
Insurance fees	34,441
Transfer agent fees and expenses	27,195
Federal and state registration fees	21,038
Audit and tax fees	16,060
Reports to shareholders	15,798
Miscellaneous	23,880

Total expenses	591,889

NET INVESTMENT LOSS	(324,194)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,382,819)
Change in net unrealized appreciation on investments	4,381,616

Net gain on investments	2,998,797

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,674,603

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2010	September 30, 2009
OPERATIONS:
Net investment loss	$(324,194)	$(108,406)
Net realized loss on investments	(1,382,819)	(44,749,936)
Change in net unrealized appreciation
on investments	4,381,616	28,463,409
Net increase/(decrease) in net assets
resulting from operations	2,674,603	(16,394,933)

DISTRIBUTIONS:
Net investment income	—	(88,208)
Total distributions	—	(88,208)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,684,957	11,415,896
Reinvested distributions	—	88,208
Cost of shares redeemed	(24,403,808)	(31,353,244)
Net decrease from capital transactions	(19,718,851)	(19,849,140)

TOTAL DECREASE IN NET ASSETS	(17,044,248)	(36,332,281)

NET ASSETS:
Beginning of year	34,797,711	71,129,992

End of year	$17,753,463	$34,797,711

Accumulated net investment income/(loss)	$—	$—

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	621,777	2,150,695
Reinvested distributions	—	16,866
Shares redeemed	(3,275,930)	(6,305,447)
Net decrease from capital transactions	(2,654,153)	(4,137,886)

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Financial Highlights
For a Fund Share Outstanding
Throughout Each Year

	Year Ended September 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$7.05	$7.84	$12.04	$11.90	$12.02

Income from investment operations:
Net investment income/(loss)	(0.14)	(0.03)	— (1)	(0.02)	(0.05)
Net realized and unrealized
gain/(loss) on investments	0.86	(0.75)	(3.52)	1.09	0.57
Total from investment operations	0.72	(0.78)	(3.52)	1.07	0.52

Less distributions to shareholders from:
Net investment income	—	(0.01)	—	—	—
Net realized gains	—	—	(0.68)	(0.93)	(0.64)
Net asset value, end of year	$7.77	$7.05	$7.84	$12.04	$11.90

Total Return	10.21%	(9.87)%	(30.40)%	8.94%	4.48%

Supplemental data and ratios:
Net assets, end of year (in 000’s)	$17,753	$34,798	$71,130	$308,389	$129,760
Ratio of total expenses
to average net assets	2.35%	1.96%	1.36%	1.19%	1.29%
Ratio of net investment income/(loss)
to average net assets	(1.29)%	(0.33)%	0.01%	(0.30)%	(0.56)%
Portfolio turnover rate	84%	98%	109%	82%	75%

(1)	Less than $0.01.

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
September 30, 2010

1.	Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements (continued)
September 30, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category and investment type as of September 30, 2010:

Investment Type	Level 1	Level 2	Level 3	Total
Common Stocks	$17,689,323	$—	$—	$17,689,323
Exchange-Traded Funds	21,388	—	—	21,388
Money Market Funds	11,849	—	—	11,849
Total	$17,722,560	$ —	$ —	$17,722,560

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by industry classification, please refer to the Schedule of Investments.  There were no significant transfers between each of the three levels.

(b)
Securities Lending – The Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of and for the year ended September 30, 2010, there were no securities on loan by the Fund.

(c)
Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d)
Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e)
Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(f)
Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements (continued)
September 30, 2010

3.	Related Party Transactions

The Trust has an agreement with Lotsoff Capital Management (the “Adviser”), with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.95%. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Fund’s average daily net assets, the Adviser will reimburse the Fund for the amount of such excess. The Adviser made no reimbursements to the Fund during the year ended September 30, 2010.

4.	Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the Fund for the year ended September 30, 2010, were as follows:

Purchases	$20,799,487
Sales	$40,599,487

5.	Federal Income Tax Information

At September 30, 2010, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$17,829,966
Gross Unrealized Appreciation	$2,758,592
Gross Unrealized Depreciation	(2,865,998)
Net Unrealized Appreciation/(Depreciation) on Investments	$(107,406)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2010, the Micro Cap Fund had accumulated capital loss carryforwards of $45,945,423 and $42,236,176 which will expire in the year 2017 and 2018, respectively.  To the extent that the Fund realizes future net capital gains, those gains will be offset by its unused capital loss carryforward.

As of September 30, 2010, the Micro Cap Fund had $2,788,745 of post-October losses, which are deferred until October 1, 2010 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal year ended September 30, 2010 was as follows:

Distributions paid from:	2010	2009
Ordinary Income	$ —	$ 88,208
Net Long-Term Capital Gains	—	—
Total Taxable Distributions	—	88,208
Total Distributions Paid	$ —	$ 88,208

As of September 30, 2010, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$ —
Undistributed Long-Term Capital Gains	—
Accumulated Earnings	—
Accumulated Capital and Other Losses	(90,970,344)
Unrealized Appreciation/(Depreciation)	(107,406)
Total Accumulated Earnings	$(91,077,750)

Lotsoff Capital Management Investment Trust
Notes to Financial Statements (continued)
September 30, 2010

On the statement of assets and liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended September 30, 2010.  The following reclassifications were primarily a result of the differing book/tax treatment of distributions from real estate investment trusts and net operating losses and had no impact on the net assets of the Fund.

Paid-in capital	$(369,571)
Accumulated net investment income/(loss)	324,194
Accumulated net realized loss on investments	45,377

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a ‘‘more-likely-than-not’’ standard that, based on technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the ‘‘more-likely-than-not’’ recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of September 30, 2010, open taxable years consisted of the taxable years ended September 30, 2007 – September 30, 2009.  As of and during the fiscal year September 30, 2010, the Fund did not have a liability for any uncertain tax positions.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next twelve months.

6.	Principal Shareholder

As of September 30, 2010, the Fund has a shareholder that holds 96.9% of the outstanding shares of the Fund.  A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients.  The Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Fund at any time.

7.	Subsequent Events

Events and transactions have been evaluated by management for subsequent events.  Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

8.	Change In Independent Registered Public Accounting Firm

The Board, with the approval and recommendation of the Audit Committee, selected BBD, LLP (“BBD”) to replace Deloitte & Touche LLP (“D&T”), as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ending September 30, 2010.  D&T resigned subsequent to the Board’s approval of BBD.  Throughout D&T’s tenure, their audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles.  Further, there were no disagreements between the Fund and D&T on accounting principles or practices, financial statement disclosure or audit scope or procedure, which, if not resolved to the satisfaction of D&T, would have caused them to make reference to the disagreement in their report.

9.	New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (‘‘ASU’’) 2010-6 ‘‘Improving Disclosures about Fair Value Measurements.’’ It clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact this will have on its financial statement disclosures.

REPORT OF INDEPENDENT PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Lotsoff Capital Management Trust
and the Shareholders of Lotsoff Capital Management Micro Cap Fund

We have audited the accompanying statement of assets and liabilities of Lotsoff Capital Management Micro Cap Fund (the “Fund”), a series of Lotsoff Capital Management Investment Trust, including the schedule of investments, as of September 30, 2010, and the related statements of operations and changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended September 30, 2009 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report dated November 25, 2009, expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2010 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lotsoff Capital Management Micro Cap Fund as of September 30, 2010, the results of its operations, the change in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
November 22, 2010

Lotsoff Capital Management Investment Trust
Expense Example
For the Six Month Period Ended September 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	April 1, 2010	September 30, 2010	September 30, 2010(1)
Actual Example	$ 1,000.00	$ 998.70	$ 13.39

Hypothetical Example, assuming a
5% return before expenses	1,000.00	1,011.61	13.47

(1)	Expenses are equal to the Fund’s annualized expense ratio of 2.67% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on August 27, 2010 the Board of Trustees approved a new investment advisory agreement between Lotsoff Capital Management (the “Adviser”) and the Micro Cap Fund (the “Fund”).  In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed a report prepared by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Fund. The Trustees concluded that the Adviser was providing essential services to the Fund.

The Trustees discussed the Fund’s performance and reviewed the comparison of the Fund’s performance to its benchmark index over various periods of time, concluding that the performance of the Fund warranted the continuation of the advisory agreements. The Trustees noted that in addition to the absolute performance of the Fund, the Fund adheres to its stated investment style.

The Trustees next reviewed the advisory fees payable by the Fund. They considered the revenue realized by the Adviser, as well as the costs incurred by the Adviser in its management of the Fund.  They noted that the Adviser receives no revenue, other than advisory fees, for the services it provides the Fund, but does receive research used in its management of the Fund and the assets of its other investment advisory accounts.  The Trustees determined that the profits realized by the Adviser from its relationship with the Fund were reasonable and not excessive.

The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund was higher than most comparable mutual funds.  The Trustees noted that the Fund’s principal shareholder is aware of the Fund’s increasing expense ratio and remains interested in having exposure to the micro cap segment of the market for some of its clients.  The Trustees also noted the adviser has voluntarily agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that of the expenses of the Fund do not exceed 3.00% of the Fund’s average daily net assets.

The Trustees next reviewed a report indicating that the Adviser was not realizing economies of scale that would make breakpoints appropriate in its management of the Fund and was unlikely to do so in the future.

Lotsoff Capital Management Investment Trust
Trustee and Officer Information (Unaudited)

				Number of
				Funds
		Term of		Overseen	Other
	Position(s)	Office(1) and		within	Directorships
	Held	Length of	Principal Occupation(s)	Fund	Held by
Name, Address and Age	with Trust	Time Served	During Past 5 Years	Complex	Trustee

Independent Trustees

Margaret A. Cartier, CPA	Trustee	Served	Managing Director of	1	None
20 North Clark Street		since	American Express Tax and
34th Floor		2003	Business Services from
Chicago, Illinois 60602			1999 to January 2003;
Age: 65			Partner at Altschuler,
			Melvoin and Glasser LLP
			from 1971 to 2002;
			retired January 2003.

Jack Forstadt	Trustee	Served	Adjunct Professor at Lake	1	None
20 North Clark Street		since	Forest Graduate School of
34th Floor		2003	Management since 2000;
Chicago, Illinois 60602			Member and Partner at
Age: 65			PricewaterhouseCoopers
			from 1967 to 2000.

DeVerille A. Huston	Trustee	Served	Partner, Sidley, Austin LLP;	1	None
20 North Clark Street		since	retired July 2002.
34th Floor		2004
Chicago, Illinois 60602
Age: 63

Lotsoff Capital Management Investment Trust
Trustee and Officer Information (Unaudited)
(continued)

Number of
Funds
		Term of		Overseen	Other
	Position(s)	Office(1) and		within	Directorships
	Held	Length of	Principal Occupation(s)	Fund	Held by
Name, Address and Age	with Trust	Time Served	During Past 5 Years	Complex	Trustee

Interested Trustees and Officers

Seymour N. Lotsoff, CFA(2)	President	Served	Founder of Lotsoff Capital	1	None
20 North Clark Street	and	since	Management since 1981.
34th Floor	Trustee	2003
Chicago, Illinois 60602
Age: 72

Margaret M. Baer	Secretary,	Served	Chief Administrative	N/A	N/A
20 North Clark Street	Treasurer	since	Officer of Lotsoff Capital
34th Floor	and Chief	2003(3)	Management since 1992.
Chicago, Illinois 60602	Compliance
Age: 42	Officer

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)
Mr. Lotsoff is considered an interested Trustee of the Trust within the meaning of the Investment Company Act of 1940 because of his affiliation with the Adviser.  Mr. Lotsoff resigned as a Trustee and Officer of the Trust effective October 15, 2010.

(3)	Ms. Baer was appointed Secretary and Treasurer of the Trust in 2003 and elected Chief Compliance Officer on October 12, 2007.

Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-568-7633.

Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Micro Cap Fund’s proxy votes for the year ended June 30, 2010 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

UMB Distribution Services, LLC, Distributor P.O. Box 1181 Milwaukee, WI 53201-1181 877.568.7633

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer.  A copy of the Code is filed as an exhibit to this Form N-CSR.  During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Ms. Margaret Cartier is an audit committee financial expert serving on its audit committee and that Ms. Cartier is independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
Fiscal year ended September 30, 2009                                                                $22,900
Fiscal year ended September 30, 2010                                                                $14,000

(b) Audit-Related Fees.
None.

(c) Tax Fees.
Fiscal year ended September 30, 2009                                                                $3,705
Fiscal year ended September 30, 2010                                                                $2,000

(d) All Other Fees.
None.

(e)           (1) The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2009-2010, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:           /s/ Joseph N. Pappo
Joseph N. Pappo
President

Date:           December 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Joseph N. Pappo
Joseph N. Pappo
President

Date:           December 7, 2010

By:           /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:           December 7, 2010